Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Employee Benefits [Abstract]
Employee benefit expense, excl. tax credits and government subsidies	$ 169,809	$ 83,866
Post-employment benefit expense, defined contribution plans	$ 1,436	$ 1,392